Portfolio of investments—December 31, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Asset-backed securities: 1.76%
American Airlines Series 2014-1 Class A Pass-Through Trust	3.70%	4-1-2028	$210,142	$ 181,363
British Airways Series 2019-1 Class AA Pass-Through Trust 144A	3.30	6-15-2034	369,589	313,578
Total Asset-backed securities (Cost $579,118)				494,941
Corporate bonds and notes: 52.65%
Communication services: 6.46%
Diversified telecommunication services: 3.63%
AT&T Incorporated	3.65	6-1-2051	225,000	158,470
T-Mobile USA Incorporated	2.55	2-15-2031	40,000	32,677
T-Mobile USA Incorporated	3.30	2-15-2051	155,000	103,438
T-Mobile USA Incorporated	3.75	4-15-2027	145,000	136,574
Verizon Communications Incorporated	3.40	3-22-2041	445,000	334,597
Verizon Communications Incorporated	4.13	8-15-2046	325,000	258,206
				1,023,962
Media: 2.83%
Charter Communications Operating LLC	2.80	4-1-2031	90,000	70,066
Charter Communications Operating LLC	4.20	3-15-2028	180,000	165,440
Charter Communications Operating LLC	4.91	7-23-2025	55,000	53,906
Comcast Corporation	3.40	4-1-2030	100,000	91,184
Magallanes Incorporated 144A	5.05	3-15-2042	75,000	57,381
Magallanes Incorporated 144A	5.14	3-15-2052	335,000	243,534
ViacomCBS Incorporated	4.95	1-15-2031	130,000	115,534
				797,045
Consumer discretionary: 2.12%
Automobiles: 0.67%
General Motors Company	6.13	10-1-2025	185,000	188,276
Hotels, restaurants & leisure: 1.25%
Hyatt Hotels Corporation	1.80	10-1-2024	315,000	295,158
McDonald's Corporation	1.45	9-1-2025	30,000	27,510
McDonald's Corporation	4.20	4-1-2050	35,000	29,120
				351,788
Specialty retail: 0.20%
Lowe's Companies Incorporated	4.25	4-1-2052	70,000	55,496
Consumer staples: 1.04%
Food products: 0.39%
Smithfield Foods Incorporated 144A	3.00	10-15-2030	145,000	110,402
Tobacco: 0.65%
BAT Capital Corporation	4.54	8-15-2047	260,000	183,709
Energy: 6.99%
Oil, gas & consumable fuels: 6.99%
BP Capital Markets America Incorporated	2.94	6-4-2051	345,000	227,149
Energy Transfer Operating Partners LP	3.75	5-15-2030	160,000	141,070
Energy Transfer Operating Partners LP	6.25	4-15-2049	390,000	362,651
See accompanying notes to portfolio of investments

Allspring Global Investment Grade Credit Fund  |  1

Portfolio of investments—December 31, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Oil, gas & consumable fuels (continued)
Exxon Mobil Corporation	2.61%	10-15-2030	$160,000	$ 139,758
Kinder Morgan Energy Partners LP	5.40	9-1-2044	200,000	179,701
Marathon Petroleum Corporation	3.80	4-1-2028	220,000	203,529
MPLX LP	4.00	3-15-2028	315,000	292,985
ONEOK Incorporated	6.10	11-15-2032	75,000	74,996
Sabine Pass Liquefaction LLC	4.50	5-15-2030	110,000	101,961
Sabine Pass Liquefaction LLC	5.75	5-15-2024	245,000	245,059
				1,968,859
Financials: 15.94%
Banks: 6.33%
Bank of America Corporation	4.13	1-22-2024	555,000	550,221
Citigroup Incorporated (U.S. SOFR +1.17%) ±	2.56	5-1-2032	170,000	134,209
Citigroup Incorporated	3.30	4-27-2025	520,000	503,496
JPMorgan Chase & Company (U.S. SOFR +1.25%) ±	2.58	4-22-2032	150,000	120,156
JPMorgan Chase & Company (U.S. SOFR +2.52%) ±	2.96	5-13-2031	145,000	119,474
JPMorgan Chase & Company (3 Month LIBOR +1.34%) ±	3.78	2-1-2028	145,000	135,473
Santander Holdings USA Incorporated	4.40	7-13-2027	230,000	219,344
				1,782,373
Capital markets: 5.50%
Belrose Funding Trust 144A	2.33	8-15-2030	185,000	140,098
Blackrock Incorporated	1.90	1-28-2031	35,000	28,326
Goldman Sachs Group Incorporated (U.S. SOFR +1.41%) ±	3.10	2-24-2033	115,000	93,378
Intercontinental Exchange Incorporated	3.00	6-15-2050	140,000	94,517
Intercontinental Exchange Incorporated	3.75	12-1-2025	130,000	126,577
Morgan Stanley	3.13	7-27-2026	565,000	527,016
Morgan Stanley	3.70	10-23-2024	310,000	302,566
S&P Global Incorporated	1.25	8-15-2030	100,000	76,909
S&P Global Incorporated	2.30	8-15-2060	90,000	48,989
State Street Corporation	2.40	1-24-2030	130,000	110,244
				1,548,620
Consumer finance: 2.74%
Aviation Capital Group Corporation 144A	5.50	12-15-2024	305,000	299,582
Ford Motor Credit Company LLC	3.40	1-15-2026	155,000	137,447
Hyundai Capital America Corporation 144A	1.80	10-15-2025	295,000	265,328
Hyundai Capital America Corporation 144A	1.80	1-10-2028	85,000	69,708
				772,065
Insurance: 1.37%
American International Group Incorporated	4.75	4-1-2048	330,000	294,269
Brighthouse Financial Incorporated	4.70	6-22-2047	77,000	56,326
Unum Group	4.50	12-15-2049	50,000	35,450
				386,045
Health care: 4.36%
Biotechnology: 0.55%
AbbVie Incorporated	4.25	11-21-2049	145,000	120,333
Amgen Incorporated	4.20	2-22-2052	45,000	35,685
				156,018
See accompanying notes to portfolio of investments

2  |  Allspring Global Investment Grade Credit Fund

Portfolio of investments—December 31, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Health care providers & services: 2.90%
Anthem Incorporated	2.25%	5-15-2030	$20,000	$ 16,545
Centene Corporation	2.45	7-15-2028	210,000	177,251
CVS Health Corporation	4.25	4-1-2050	110,000	87,551
CVS Health Corporation	4.30	3-25-2028	27,000	26,116
HCA Incorporated 144A	3.63	3-15-2032	130,000	110,000
HCA Incorporated 144A	4.38	3-15-2042	130,000	103,507
UnitedHealth Group Incorporated	5.88	2-15-2053	190,000	205,155
UnitedHealth Group Incorporated	6.05	2-15-2063	85,000	92,237
				818,362
Life sciences tools & services: 0.52%
Thermo Fisher Scientific Incorporated	1.50	10-1-2039	200,000	145,161
Pharmaceuticals: 0.39%
Bristol-Myers Squibb Company	2.55	11-13-2050	175,000	109,615
Industrials: 3.58%
Aerospace & defense: 0.92%
United Technologies Corporation	4.13	11-16-2028	270,000	258,419
Airlines: 0.66%
US Airways Group Incorporated	4.63	12-3-2026	206,094	187,722
Professional services: 0.95%
Equifax Incorporated	3.10	5-15-2030	175,000	147,236
Equifax Incorporated	2.35	9-15-2031	155,000	120,272
				267,508
Road & rail: 1.05%
Penske Truck Leasing Company LP 144A	3.45	7-1-2024	240,000	231,756
Union Pacific Corporation	2.40	2-5-2030	75,000	64,161
				295,917
Information technology: 7.30%
Communications equipment: 1.20%
Motorola Solutions Incorporated	4.60	2-23-2028	350,000	338,993
Electronic equipment, instruments & components: 0.47%
Jabil Incorporated	3.60	1-15-2030	150,000	131,704
IT services: 2.11%
Computershare US Incorporated	1.13	10-7-2031	200,000	156,565
Fiserv Incorporated	2.65	6-1-2030	45,000	37,829
Fiserv Incorporated	3.50	7-1-2029	140,000	126,129
Western Union Company	4.25	6-9-2023	275,000	273,650
				594,173
Semiconductors & semiconductor equipment: 1.73%
Intel Corporation	2.80	8-12-2041	265,000	185,034
Marvell Technology Incorporated	4.88	6-22-2028	80,000	76,249
Microchip Technology Incorporated	2.67	9-1-2023	230,000	225,712
				486,995
See accompanying notes to portfolio of investments

Allspring Global Investment Grade Credit Fund  |  3

Portfolio of investments—December 31, 2022 (unaudited)

	Interest rate	Maturity date	Principal		Value
Software: 1.17%
Oracle Corporation	2.88%	3-25-2031		$355,000	$ 294,340
Oracle Corporation	3.60	4-1-2050		55,000	37,030
					331,370
Technology hardware, storage & peripherals: 0.62%
Dell International LLC / EMC Corporation	5.45	6-15-2023		45,000	45,028
Dell International LLC / EMC Corporation	6.20	7-15-2030		95,000	96,579
NetApp Incorporated	2.70	6-22-2030		40,000	32,784
					174,391
Materials: 0.61%
Chemicals: 0.61%
Westlake Chemical Corporation	1.63	7-17-2029		200,000	172,753
Real estate: 1.98%
Equity REITs: 1.20%
Equinix Incorporated	2.15	7-15-2030		275,000	218,773
Sabra Health Care LP	3.20	12-1-2031		110,000	81,847
Vornado Realty LP	3.40	6-1-2031		50,000	37,176
					337,796
Real estate management & development: 0.78%
Simon Property Group LP	1.75	2-1-2028		60,000	51,061
Simon Property Group LP	3.25	9-13-2049		255,000	168,785
					219,846
Utilities: 2.27%
Electric utilities: 2.27%
Duke Energy Florida LLC	1.75	6-15-2030		90,000	71,524
New York State Electric & Gas Corporation 144A	3.25	12-1-2026		145,000	136,283
Oglethorpe Power Corporation	3.75	8-1-2050		125,000	89,641
Pacificorp	3.50	6-15-2029		295,000	271,439
Union Electric Company	2.95	3-15-2030		80,000	70,202
					639,089
Total Corporate bonds and notes (Cost $17,322,570)					14,834,472
Foreign corporate bonds and notes : 27.63%
Communication services: 0.71%
Diversified telecommunication services: 0.37%
Chorus Limited Company	3.63	9-7-2029	EUR	100,000	103,643
Wireless telecommunication services: 0.34%
Tele2 AB	2.13	5-15-2028	EUR	100,000	96,555
Consumer discretionary: 0.34%
Automobiles: 0.34%
Renault SA	2.38	5-25-2026	EUR	100,000	96,156
See accompanying notes to portfolio of investments

4  |  Allspring Global Investment Grade Credit Fund

Portfolio of investments—December 31, 2022 (unaudited)

	Interest rate	Maturity date	Principal		Value
Consumer staples: 0.90%
Beverages: 0.34%
Coca-Cola European Partners plc	1.50%	11-8-2027	EUR	100,000	$ 97,062
Household products: 0.56%
Essity AB	0.25	2-8-2031	EUR	200,000	156,779
Energy: 2.14%
Oil, gas & consumable fuels: 2.14%
BP Capital Markets plc (EUR Swap Annual (vs. 6 Month EURIBOR) 5 Year +3.88%) ʊ±	3.25	3-22-2026	EUR	100,000	98,311
BP Capital Markets plc (U.S. Treasury 3 Month Bill +4.17%) ʊ±	4.25	3-22-2027	GBP	100,000	106,108
National Grid Gas plc	1.13	1-14-2033	GBP	200,000	157,020
Shell International Finance BV	1.00	12-10-2030	GBP	150,000	135,741
TotalEnergies SE (EUR Swap Annual (vs. 6 Month EURIBOR) 5 Year +2.75%) ±	2.71	12-29-2049	EUR	100,000	105,707
					602,887
Financials: 10.74%
Banks: 6.04%
Argenta Spaarbank NV (EUR Swap Annual (vs. 6 Month EURIBOR) 1 Year +1.10%) ±	1.38	2-8-2029	EUR	200,000	174,148
Banco de Sabadell SA	1.13	3-27-2025	EUR	100,000	97,872
Bankinter SA	0.63	10-6-2027	EUR	100,000	90,126
Bawag Group AG (EUR Swap Annual (vs. 6 Month EURIBOR) 5 Year +2.30%) ±	2.38	3-26-2029	EUR	100,000	100,687
Belfius Bank SA (EUR Swap Annual (vs. 6 Month EURIBOR) 5 Year +1.30%) ±	1.25	4-6-2034	EUR	200,000	164,374
BPCE SA (EUR Swap Annual (vs. 6 Month EURIBOR) 5 Year +1.75%) ±	1.50	1-13-2042	EUR	200,000	179,315
BPER Banca SR (3 Month EURIBOR +3.60%) ±	6.13	2-1-2028	EUR	150,000	157,049
Credit Agricole Assurances	2.00	7-17-2030	EUR	200,000	169,637
Mizuho Financial Group (3 Month EURIBOR +0.72%) ±	0.47	9-6-2029	EUR	100,000	85,925
Natwest Group plc (GBP Swap Semi Annual (vs. 6 Month LIBOR) 1 Year +1.49%) ±	2.88	9-19-2026	GBP	100,000	110,939
Raiffeisen Bank International AG (EURIBOR ICE Swap Rate 11:00am +3.15%) ±	2.88	6-18-2032	EUR	100,000	86,974
Toronto Dominion Bank SR	3.63	12-13-2029	EUR	100,000	103,075
Unicredit SpA (EUR Swap Annual (vs. 6 Month EURIBOR) 5 Year +2.80%) ±	2.73	1-15-2032	EUR	200,000	179,845
					1,699,966
Capital markets: 2.41%
Acciona Energia Financial Company	1.38	1-26-2032	EUR	100,000	85,403
Cellnex Finance Company SA	2.00	2-15-2033	EUR	100,000	78,454
Credit Suisse Group AG (UK Gilts 1 Year +2.23%) ±	2.25	6-9-2028	GBP	200,000	185,985
Investec plc (U.S. Treasury 3 Month Bill +5.91%) ±	9.13	3-6-2033	GBP	100,000	122,533
UBS Group AG (EURIBOR ICE Swap Rate 11:00am +0.80%) ±	1.00	3-21-2025	EUR	200,000	205,901
					678,276
See accompanying notes to portfolio of investments

Allspring Global Investment Grade Credit Fund  |  5

Portfolio of investments—December 31, 2022 (unaudited)

	Interest rate	Maturity date	Principal		Value
Diversified financial services: 0.65%
CCEP Finance Ireland Company	0.88%	5-6-2033	EUR	100,000	$ 78,414
Paccar Financial Europe SR	3.25	11-29-2025	EUR	100,000	105,814
					184,228
Insurance: 1.64%
Berkshire Hathaway Incorporated	2.38	6-19-2039	GBP	100,000	85,528
Mandatum Life Insurance Company Limited (3 Month EURIBOR +2.30%) ±	1.88	10-4-2049	EUR	200,000	196,427
Sampo Oyj (3 Month EURIBOR +4.05%) ±	3.38	5-23-2049	EUR	100,000	93,664
Swiss Re Finance (Luxembourg) SA (EURIBOR ICE Swap Rate 11:00am +2.85%) ±	2.53	4-30-2050	EUR	100,000	87,456
					463,075
Health care: 3.15%
Biotechnology: 0.45%
GlaxoSmithKline Capital Incorporated	1.63	5-12-2035	GBP	150,000	126,797
Health care equipment & supplies: 2.04%
Koninklijke Philips NV	1.88	5-5-2027	EUR	200,000	195,100
Koninklijke Philips NV	2.13	11-5-2029	EUR	100,000	92,541
Molnlycke Holding AB	0.63	1-15-2031	EUR	200,000	156,675
Motability Operations Group plc	2.38	7-3-2039	GBP	150,000	129,948
					574,264
Pharmaceuticals: 0.66%
Bayer AG (EURIBOR ICE Swap Rate 11:00am +2.65%) ±	2.38	11-12-2079	EUR	100,000	95,818
Bayer AG (EUR Swap Annual (vs. 6 Month EURIBOR) 5 Year +3.11%) ±	3.13	11-12-2079	EUR	100,000	90,587
					186,405
Industrials: 0.62%
Commercial services & supplies: 0.62%
Rentokil Initial plc	0.50	10-14-2028	EUR	200,000	174,946
Information technology: 1.37%
Communications equipment: 1.37%
Telefonaktiebolaget LM Ericsson	1.13	2-8-2027	EUR	200,000	182,744
Telefonica Deutschland Company	1.75	7-5-2025	EUR	200,000	202,888
					385,632
Materials: 1.61%
Chemicals: 1.05%
Arkema SA (EUR Swap Annual (vs. 6 Month EURIBOR) 5 Year +1.57%) ʊ±	1.50	10-21-2025	EUR	100,000	90,188
Solvay SA (EUR Swap Annual (vs. 6 Month EURIBOR) 5 Year +3.92%) ʊ±	4.25	12-4-2023	EUR	100,000	105,172
Syngenta Finance NV	3.38	4-16-2026	EUR	100,000	100,573
					295,933
Construction materials: 0.56%
Holcim Finance (Luxembourg) SA	0.50	4-23-2031	EUR	200,000	159,097
See accompanying notes to portfolio of investments

6  |  Allspring Global Investment Grade Credit Fund

Portfolio of investments—December 31, 2022 (unaudited)

	Interest rate	Maturity date	Principal		Value
Real estate: 1.97%
Equity REITs: 0.53%
Castellum Helsinki	0.88%	9-17-2029	EUR	100,000	$ 69,411
Tritax Big Box REIT plc	1.50	11-27-2033	GBP	100,000	78,925
					148,336
Real estate management & development: 1.44%
Akelius Residential Property AB (EUR Swap Annual (vs. 6 Month EURIBOR) 5 Year +2.48%) ±	2.25	5-17-2081	EUR	100,000	82,470
Grand City Properties SA (EUR Swap Annual (vs. 6 Month EURIBOR) 5 Year +2.18%) ʊ±	1.50	3-11-2026	EUR	100,000	44,242
Heimstaden Bostad AB (EUR Swap Annual (vs. 6 Month EURIBOR) 5 Year +3.90%) ʊ±	3.63	10-14-2027	EUR	100,000	55,663
LEG Immobilien SE	0.75	6-30-2031	EUR	100,000	75,321
Vesteda Finance BV	0.75	10-18-2031	EUR	100,000	77,266
Vonovia SE	0.75	9-1-2032	EUR	100,000	70,913
					405,875
Utilities: 4.08%
Electric utilities: 2.88%
Electricite de France SA (EUR Swap Annual (vs. 6 Month EURIBOR) 5 Year +2.86%) ʊ±	2.63	12-1-2027	EUR	200,000	166,148
Electricite de France SA	5.50	10-17-2041	GBP	100,000	112,426
ESB Finance Designated Activity Company	1.13	6-11-2030	EUR	100,000	88,589
Iberdrola International BV (EUR Swap Annual (vs. 6 Month EURIBOR) 5 Year +2.32%) ʊ±	1.87	1-28-2026	EUR	200,000	190,498
Reseau de Transport d'Electricite	1.88	10-23-2037	EUR	100,000	79,807
Tennet Holding	2.75	5-17-2042	EUR	200,000	173,853
					811,321
Gas utilities: 0.57%
APT Pipelines Limited	2.00	7-15-2030	EUR	180,000	159,589
Multi-utilities: 0.31%
Veolia Environnement SA (EUR Swap Annual (vs. 6 Month EURIBOR) 5 Year +2.08%) ʊ±	2.00	11-15-2027	EUR	100,000	87,375
Water utilities: 0.32%
Thames Water Utilities Finance plc	0.88	1-31-2028	EUR	100,000	91,046
Total Foreign corporate bonds and notes (Cost $9,980,317)					7,785,243
Municipal obligations: 0.47%
New Jersey: 0.47%
Transportation revenue: 0.47%
New Jersey TTFA Transportation System Refunding Bond Series B	4.13	6-15-2042		$165,000	132,531
Total Municipal obligations (Cost $165,000)					132,531
U.S. Treasury securities: 1.11%
U.S. Treasury Bond	2.25	2-15-2052		165,000	114,739
See accompanying notes to portfolio of investments

Allspring Global Investment Grade Credit Fund  |  7

Portfolio of investments—December 31, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
U.S. Treasury securities (continued)
U.S. Treasury Note	1.88%	2-15-2032	$55,000	$ 46,658
U.S. Treasury Note	2.75	8-15-2032	165,000	150,253
Total U.S. Treasury securities (Cost $350,271)				311,650
Yankee corporate bonds and notes: 15.10%
Communication services: 1.41%
Media: 0.57%
WPP Finance Limited 2010	3.75	9-19-2024	165,000	159,781
Wireless telecommunication services: 0.84%
Telefonica Emisiones SAU	4.10	3-8-2027	250,000	237,193
Consumer discretionary: 0.49%
Internet & direct marketing retail: 0.49%
Prosus NV 144A	3.83	2-8-2051	230,000	138,959
Consumer staples: 1.22%
Household products: 1.22%
Reckitt Benckiser Treasury Services plc 144A	2.75	6-26-2024	355,000	343,011
Energy: 0.32%
Oil, gas & consumable fuels: 0.32%
Equinor ASA	2.38	5-22-2030	30,000	25,514
Saudi Arabian Oil Company 144A	4.38	4-16-2049	75,000	64,369
				89,883
Financials: 8.89%
Banks: 6.05%
Banco Santander SA	3.49	5-28-2030	200,000	168,318
Credit Suisse New York	3.63	9-9-2024	330,000	307,705
HSBC Holdings plc (U.S. SOFR +2.39%) ±	2.85	6-4-2031	200,000	159,621
HSBC Holdings plc	4.30	3-8-2026	230,000	222,466
National Australia Bank 144A	2.33	8-21-2030	260,000	197,933
Natwest Group plc	3.88	9-12-2023	290,000	287,002
Santander UK Group Holdings (U.S. SOFR +2.75%) ±	6.83	11-21-2026	200,000	202,584
Sumitomo Mitsui Financial Group	2.13	7-8-2030	200,000	158,052
				1,703,681
Capital markets: 0.55%
UBS Group AG (1 Year Treasury Constant Maturity +1.10%) 144A±	2.75	2-11-2033	200,000	154,570
Consumer finance: 1.02%
Avolon Holdings Limited 144A	4.38	5-1-2026	315,000	287,011
Diversified financial services: 0.41%
AerCap Ireland Capital	3.30	1-30-2032	150,000	117,260
Insurance: 0.86%
Athene Holding Limited	3.50	1-15-2031	295,000	242,223
See accompanying notes to portfolio of investments

8  |  Allspring Global Investment Grade Credit Fund

Portfolio of investments—December 31, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Information technology: 1.10%
Semiconductors & semiconductor equipment: 1.10%
NXP BV	3.40%	5-1-2030	$85,000	$ 73,452
NXP BV	3.88	6-18-2026	250,000	237,486
				310,938
Materials: 0.57%
Construction materials: 0.57%
Aliaxis Finance SA	0.88	11-8-2028	200,000	159,897
Real estate: 0.85%
Equity REITs: 0.85%
Scentre Group Trust 2 (5 Year Treasury Constant Maturity +4.69%) 144A±	5.13	9-24-2080	285,000	238,830
Utilities: 0.25%
Multi-utilities: 0.25%
Engie SA	1.00	10-26-2036	100,000	70,486
Total Yankee corporate bonds and notes (Cost $4,974,468)				4,253,723

		Yield	Shares
Short-term investments: 1.12%
Investment companies: 1.12%
Allspring Government Money Market Fund Select Class ♠∞		4.09	315,674	315,674
Total Short-term investments (Cost $315,674)				315,674
Total investments in securities (Cost $33,687,418)	99.84%			28,128,234
Other assets and liabilities, net	0.16			44,530
Total net assets	100.00%			$28,172,764

144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
±	Variable rate investment. The rate shown is the rate in effect at period end.
♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.
ʊ	Security is perpetual in nature and has no stated maturity date. The date shown reflects the next call date.

Abbreviations:
EUR	Euro
EURIBOR	Euro Interbank Offered Rate
GBP	Great British pound
LIBOR	London Interbank Offered Rate
REIT	Real estate investment trust
SOFR	Secured Overnight Financing Rate
TTFA	Transportation Trust Fund Authority
See accompanying notes to portfolio of investments

Allspring Global Investment Grade Credit Fund  |  9

Portfolio of investments—December 31, 2022 (unaudited)

Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were affiliates of the Fund at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Government Money Market Fund Select Class	$1,133,268	$1,479,173	$(2,296,767)	$0	$0	$315,674	315,674	$7,099
Forward foreign currency contracts
Currency to be received	Currency to be delivered	Counterparty	Settlement date	Unrealized gains	Unrealized losses
7,053,944 USD	6,840,000 EUR	State Street Bank & Trust Company	1-25-2023	$0	$(278,209)
105,487 USD	100,000 EUR	State Street Bank & Trust Company	1-25-2023	0	(1,709)
120,000 USD	113,203 EUR	State Street Bank & Trust Company	1-25-2023	0	(1,348)
140,000 EUR	149,438 USD	State Street Bank & Trust Company	1-25-2023	635	0
131,299 EUR	140,000 USD	State Street Bank & Trust Company	1-25-2023	747	0
1,219,759 USD	1,030,000 GBP	State Street Bank & Trust Company	1-25-2023	0	(26,146)
110,656 USD	90,000 GBP	State Street Bank & Trust Company	1-25-2023	1,791	0
50,000 USD	40,649 GBP	State Street Bank & Trust Company	1-25-2023	830	0
				$4,003	$(307,412)
See accompanying notes to portfolio of investments

10  |  Allspring Global Investment Grade Credit Fund

Notes to portfolio of investments—December 31, 2022 (unaudited)

Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Debt securities are valued at the evaluated bid price provided by an independent pricing service (e.g. taking into account various factors, including yields, maturities, or credit ratings) or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.
The values of securities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Allspring Global Investments Valuation Committee at Allspring Funds Management, LLC ("Allspring Funds Management").
Forward foreign currency contracts are recorded at the forward rate provided by an independent foreign currency pricing source at a time each business day specified by the Allspring Global Investments Valuation Committee.
Investments in registered open-end investment companies (other than those listed on a foreign or domestic exchange or market) are valued at net asset value.
Investments which are not valued using the methods discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management's process for determining the fair value of the portfolio of investments.
Foreign currency translation
The accounting records of the Fund are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Allspring Global Investments Valuation Committee. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates of securities and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.
Forward foreign currency contracts
A forward foreign currency contract is an agreement between two parties to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund enters into forward foreign currency contracts to facilitate transactions in foreign-denominated securities and to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. Forward foreign currency contracts are recorded at the forward rate and marked-to-market daily. When the contracts are closed, realized gains and losses arising from such transactions are recorded as realized gains or losses on forward foreign currency contracts. The Fund is subject to foreign currency risk and may be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably. The Fund's maximum risk of loss from counterparty credit risk is the unrealized gains on the contracts. This risk may be mitigated if there is a master netting arrangement between the Fund and the counterparty.
Fair valuation measurements
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority

Allspring Global Investment Grade Credit Fund  |  11

Notes to portfolio of investments—December 31, 2022 (unaudited)

to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
■	Level 1 – quoted prices in active markets for identical securities
■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
■	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of December 31, 2022:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Asset-backed securities	$0	$494,941	$0	$494,941
Corporate bonds and notes	0	14,834,472	0	14,834,472
Foreign corporate bonds and notes	0	7,785,243	0	7,785,243
Municipal obligations	0	132,531	0	132,531
U.S. Treasury securities	311,650	0	0	311,650
Yankee corporate bonds and notes	0	4,253,723	0	4,253,723
Short-term investments
Investment companies	315,674	0	0	315,674
	627,324	27,500,910	0	28,128,234
Forward foreign currency contracts	0	4,003	0	4,003
Total assets	$627,324	$27,504,913	$0	$28,132,237
Liabilities
Forward foreign currency contracts	$0	$307,412	$0	$307,412
Total liabilities	$0	$307,412	$0	$307,412
Forward foreign currency contracts are reported at their cumulative unrealized gains (losses) at measurement date as reported in the table following the Portfolio of Investments. All other assets and liabilities are reported at their market value at measurement date.
Additional sector, industry or geographic detail, if any, is included in the Portfolio of Investments.
For the three months ended December 31, 2022, the Fund did not have any transfers into/out of Level 3.

12  |  Allspring Global Investment Grade Credit Fund